UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Mar 31, 2009.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     April 23, 2009



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       76
Form 13F Information Table Value Total:	      307,178,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Berkshire Hathaway      B       084670207      13,347     4,733   Sole   None
PepsiCo, Inc.                   713448108      13,311   258,571   Sole   None
Oracle Corporation              38389x105      13,223   731,765   Sole   None
Apple Computer Inc              037833100      12,342   117,412   Sole   None
Walgreen Co                     931422109      12,236   471,329   Sole   None
United Technologies             913017109      10,672   280,280   Sole   None
Ace Ltd.                        004644100      10,323   255,531   Sole   None
Google Inc                      38259P508      10,030    28,817   Sole   None
Procter & Gamble                742718109       9,941   211,109   Sole   None
Teva Pharmaceutical Inds	881624209       9,892   219,573   Sole	 None
Alliant Techsystems Inc.        018804104       9,269   138,380   Sole   None
Alcon Inc                       H01301102       8,511    93,615   Sole   None
ConocoPhillips                  20825C104       8,362   213,526   Sole   None
Cisco Systems Inc               17275R102       8,265   492,815   Sole   None
Becton Dickinson Co             075887109       8,128   120,882   Sole   None
Novo-Nordisk                    670100205       8,104   168,897   Sole   None
Nike Inc.                       654106103       8,043   171,525   Sole   None
Intuit                          461202103       7,775   287,981   Sole   None
Wal-Mart Stores Inc		931142103       7,773   149,202   Sole	 None
Emerson Electric                291011104       7,389   258,543   Sole   None
Energizer Holdings Inc          29266R108       7,175   144,388   Sole   None
Rockwell Collins                774341101       7,039   215,647   Sole   None
Amphenol Corp			032095101       7,002   245,765   Sole   None
Transocean Sedco Forex          G90078109       6,949   118,094   Sole   None
Devon Energy Corp New           25179M103       6,207   138,885   Sole   None
Johnson & Johnson               478160104       5,949   113,091   Sole   None
Total S.A                       89151e109       5,757   117,348   Sole   None
Adobe Systems                   00724F101       5,520   258,055   Sole   None
Danaher Corp Del                235851102       5,169    95,328   Sole   None
America Movil SAB de CV         02364W105       5,140   189,810   Sole   None
Franklin Resources              354613101       4,871    90,415   Sole   None
Lincoln Elec Hldgs Inc          533900106       4,401   138,877   Sole   None
Wells Fargo & Co.               949746101       3,637   255,403   Sole   None
Berkshire Hathaway      A       084670108       2,861        33   Sole   None
St. Jude Medical                790849103       1,427    39,287   Sole   None
Schlumberger Ltd                806857108       1,299    31,987   Sole   None
Gilead Sciences Inc Com         375558103       1,294    27,932   Sole   None
Middleby Corp.			596278101	1,288    39,710   Sole   None
Quality Systems                 747582104       1,249    27,600   Sole   None
Petmedexpress Inc               816382106         941    57,075   Sole   None
Ishares Ftse/Xinhua China       464287184         887    31,075   Sole   None
Stryker Corp                    863667101         879    25,821   Sole   None
Infosys Tech Spon ADR           456788108         875    32,840   Sole   None
Yamana Gold Inc                 98462Y100         814    88,010   Sole   None
Exxon Mobil Corp                30231g102         767    11,266   Sole   None
3M Company                      88579Y101         757    15,230   Sole   None
Waters Corp                     941848103         738    19,982   Sole   None
Ishare MSCI Brazil F            464286400         626    16,615   Sole   None
Apache Corp			037411105	  619	  9,655   Sole   None
BHP Billiton Ltd                088606108         586    13,129   Sole   None
Ishares MSCI EMIF               464287234         517    20,847   Sole   None
Carnival Corp                   143658300         512    23,715   Sole   None
Petroleo Brasileiro SA          71654V408         400    13,130   Sole   None
Encana Corp                     292505104         393     9,675   Sole   None
Freeport McMoran Copper         35671D857         382    10,015   Sole   None
Flir Systems Inc		302445101	  377	 18,430	  Sole	 None
Walt Disney Co                  254687106         373    20,553   Sole   None
Suntech Power Holdings Co       86800C104         368    31,500   Sole   None
Weatherford International Ltd   G95089101         356    32,200   Sole   None
Bank of America                 060505104         339    49,690   Sole   None
Halliburton Company             406216101         272    17,593   Sole   None
Quanta Services Inc             74762E102         261    12,190   Sole   None
Goldman Sachs Group             38141G104         256     2,418   Sole   None
Ishares Brcly 1-3 yr            464287457         252     3,000   Sole   None
Qualcomm Inc.                   747525103         218     5,609   Sole   None
Medtronic Inc                   585055106         218     7,400   Sole   None
General Electric                369604103         213    21,105   Sole   None
Chevron Corp New                166764100         208     3,095   Sole   None
Rehabcare Group Inc.		759148109	  183	 10,500   Sole   None
Emc Corporation                 268648102         173    15,200   Sole   None
Zions Bancorp                   989701107         167    16,968   Sole   None
Hologic Inc                     436440101         164    12,550   Sole   None
Nvidia Corp                     67066G104         124    12,570   Sole   None
Sector Spdr Fincl               81369Y605         100    11,375   Sole   None
Headwaters Inc.                 42210P102          33    10,400   Sole   None

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